Financial Assets and Other Non-current Assets - Movement in Non-current Financial Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	€ 6,392
Non-current financial assets, ending balance	6,639	€ 6,392
Investments
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	600	573
First application of IFRS 16 impact			€ 0
Acquisitions	10	29
Disposals	(13)	(9)
Translation differences	(3)	0
Fair value adjustments and financial updates	(137)	7
Transfers and other	0	0
Non-current financial assets, ending balance	457	600
Long-term receivables for indirect taxes
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	188	731
First application of IFRS 16 impact			0
Acquisitions	285	175
Disposals	(8)	(30)
Translation differences	(55)	0
Fair value adjustments and financial updates	4	26
Transfers and other	(227)	(714)
Non-current financial assets, ending balance	187	188
Other long-term credits
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	353	319
First application of IFRS 16 impact			0
Acquisitions	40	141
Disposals	(24)	(85)
Translation differences	(22)	3
Fair value adjustments and financial updates	(4)	(1)
Transfers and other	(91)	(24)
Non-current financial assets, ending balance	252	353
Deposits and guarantees
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	1,285	1,624
First application of IFRS 16 impact			0
Acquisitions	52	70
Disposals	(159)	(118)
Translation differences	(219)	(14)
Fair value adjustments and financial updates	12	7
Transfers and other	662	(284)
Non-current financial assets, ending balance	1,633	1,285
Trade receivables
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	719	488
First application of IFRS 16 impact			0
Acquisitions	666	794
Disposals	(233)	(187)
Translation differences	(66)	9
Fair value adjustments and financial updates	2	8
Transfers and other	(537)	(393)
Non-current financial assets, ending balance	551	719
Receivables for subleases
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	12	0
First application of IFRS 16 impact			13
Acquisitions	10	5
Disposals	0	0
Translation differences	(1)	0
Fair value adjustments and financial updates	0	0
Transfers and other	(6)	(6)
Non-current financial assets, ending balance	15	12
Impairment of trade receivables
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	(154)	(118)
First application of IFRS 16 impact			€ 0
Acquisitions	(23)	(19)
Disposals	16	10
Translation differences	24	(3)
Fair value adjustments and financial updates	0	0
Transfers and other	15	(24)
Non-current financial assets, ending balance	€ (122)	€ (154)